SHAREHOLDERS' EQUITY - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2023 EUR (€) € / shares shares
Range 1 [Member]
Outstanding options - Number (in shares) | shares	20,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 10.32
Exercisable options - Number (in shares) | shares	7,222
Exercisable options - Weighted average exercise price (in EUR per share)	€ 10.32
Exercise price, Lower range (in EUR per share)	€ 10.32
Range 2 [Member]
Outstanding options - Number (in shares) | shares	200,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 10.10
Exercisable options - Number (in shares) | shares	38,889
Exercisable options - Weighted average exercise price (in EUR per share)	€ 10.10
Exercise price, Lower range (in EUR per share)	€ 10.10
Range 3 [Member]
Outstanding options - Number (in shares) | shares	117,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.96
Exercisable options - Number (in shares) | shares	26,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 9.96
Exercise price, Lower range (in EUR per share)	€ 9.96
Range 4 [member]
Outstanding options - Number (in shares) | shares	395,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.94
Exercisable options - Number (in shares) | shares	131,667
Exercisable options - Weighted average exercise price (in EUR per share)	€ 9.94
Exercise price, Lower range (in EUR per share)	€ 9.94
Range 5 [Member]
Outstanding options - Number (in shares) | shares	50,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.32
Exercisable options - Number (in shares) | shares	9,722
Exercisable options - Weighted average exercise price (in EUR per share)	€ 9.32
Exercise price, Lower range (in EUR per share)	€ 9.32
Range 6 [Member]
Outstanding options - Number (in shares) | shares	177,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 7.53
Exercise price, Lower range (in EUR per share)	€ 7.53
Range 7 [Member]
Outstanding options - Number (in shares) | shares	20,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.64
Exercise price, Lower range (in EUR per share)	€ 6.64
Range 8 [Member]
Outstanding options - Number (in shares) | shares	100,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.41
Exercisable options - Number (in shares) | shares	52,778
Exercisable options - Weighted average exercise price (in EUR per share)	€ 6.41
Exercise price, Lower range (in EUR per share)	€ 6.41
Range 9 [Member]
Outstanding options - Number (in shares) | shares	80,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.08
Exercise price, Lower range (in EUR per share)	€ 6.08
Range 10 [Member]
Outstanding options - Number (in shares) | shares	1,244,533
Outstanding options - Weighted average remaining contractual life (Year)	7 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercisable options - Number (in shares) | shares	1,037,111
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercise price, Lower range (in EUR per share)	€ 5.59
Range 11 [Member]
Outstanding options - Number (in shares) | shares	83,300
Outstanding options - Weighted average remaining contractual life (Year)	7 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.18
Outstanding options - Aggregate intrinsic value | €	€ 431,494
Exercisable options - Number (in shares) | shares	16,197
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.18
Exercisable options - Aggregate intrinsic value | €	€ 83,902
Exercise price, Lower range (in EUR per share)	€ 5.18
Range 12 [Member]
Outstanding options - Number (in shares) | shares	34,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 10 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 4.98
Outstanding options - Aggregate intrinsic value | €	€ 169,320
Exercise price, Lower range (in EUR per share)	€ 4.98
Range 13 [Member]
Outstanding options - Number (in shares) | shares	107,500
Outstanding options - Weighted average remaining contractual life (Year)	5 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.90
Outstanding options - Aggregate intrinsic value | €	€ 419,250
Exercisable options - Number (in shares) | shares	107,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.90
Exercisable options - Aggregate intrinsic value | €	€ 419,250
Exercise price, Lower range (in EUR per share)	€ 3.90
Range 14 [Member]
Outstanding options - Number (in shares) | shares	357,000
Outstanding options - Weighted average remaining contractual life (Year)	2 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €	€ 1,149,540
Exercisable options - Number (in shares) | shares	357,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.22
Exercisable options - Aggregate intrinsic value | €	€ 1,149,540
Exercise price, Lower range (in EUR per share)	€ 3.22
Range 15 [Member]
Outstanding options - Number (in shares) | shares	77,500
Outstanding options - Weighted average remaining contractual life (Year)	4 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.65
Outstanding options - Aggregate intrinsic value | €	€ 205,375
Exercisable options - Number (in shares) | shares	77,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.65
Exercisable options - Aggregate intrinsic value | €	€ 205,375
Exercise price, Lower range (in EUR per share)	€ 2.65
Range 16 [Member]
Outstanding options - Number (in shares) | shares	136,080
Outstanding options - Weighted average remaining contractual life (Year)	3 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options - Aggregate intrinsic value | €	€ 325,231
Exercisable options - Number (in shares) | shares	136,080
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.39
Exercisable options - Aggregate intrinsic value | €	€ 325,231
Exercise price, Lower range (in EUR per share)	€ 2.39
Range 17 [Member]
Outstanding options - Number (in shares) | shares	3,198,913
Outstanding options - Weighted average remaining contractual life (Year)	7 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 0.84
Outstanding options - Aggregate intrinsic value | €	€ 2,700,210
Exercisable options - Number (in shares) | shares	1,997,666
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.09
Exercisable options - Aggregate intrinsic value | €	€ 2,183,298
Exercise price, Lower range (in EUR per share)	€ 2.39
Exercise price, Upper range (in EUR per share)	€ 10.32